REAL ESTATE INVESTMENTS - Narrative (FY) (Details)											3 Months Ended						4 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($) property state	Dec. 16, 2020 USD ($)	Oct. 29, 2020 USD ($)	Oct. 28, 2020 USD ($)	Sep. 16, 2020 USD ($)	Aug. 27, 2020 USD ($)	Aug. 03, 2020 USD ($)	Aug. 01, 2020 USD ($)	Apr. 01, 2020 USD ($)	Dec. 31, 2019 USD ($) property	Jun. 30, 2021 USD ($) property state	Mar. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($) property state	Sep. 30, 2020 property	Jun. 30, 2020 USD ($) property	Mar. 31, 2020 USD ($) property	Apr. 30, 2020 USD ($) lease	Jun. 30, 2021 USD ($) property state	Dec. 31, 2020 USD ($) property lease state	Jun. 30, 2020 USD ($) property	Dec. 31, 2020 USD ($) property state	Dec. 31, 2019 USD ($) property
Real Estate [Line Items]
Number of real estate properties | property	36										38		36					38	36		36
Number of states in which entity operates | state	14										14		14					14	14		14
Number of real estate properties acquired | property	0										0		0		0			0	0	0	0
Number of impaired real estate properties, vacant | property	2												2			2			2		2
Impairment of real estate investment properties											$ (400,999)		$ 761,100		$ 349,457	$ 9,157,068		$ (400,999)		$ 9,506,525	$ 10,267,625	$ 0
Impairment charge percentage	2.50%												2.50%		0.10%	2.20%			2.50%	0.10%	2.50%
Capitalized acquisition fees paid to Former Advisor										$ 5,459												5,459
Disposal group, including discontinued operation, consideration	$ 31,096,403												$ 31,096,403						$ 31,096,403		$ 31,096,403
Proceeds from sale of real estate investments																						0
Lease termination fee			$ (1,350,000)																		$ (1,039,648)	0
Weighted average amortization period																		9 years 4 months 24 days			9 years 4 months 24 days
Number of properties classified as real estate held for sale | property	4														4						(9)
Number of real estate properties sold																			5		5
REIT I
Real Estate [Line Items]
Revenue of acquiree																						0
24 Hour Fitness | Mortgage Notes Payable
Real Estate [Line Items]
Monthly mortgage payment									$ 32,000
Decrease in monthly mortgage payment									$ 8,000
Taylor Fresh Foods
Real Estate [Line Items]
Capitalized acquisition fees paid to Former Advisor										$ 741,000												741,000
Revenue of acquiree																						$ 548,362
Dana
Real Estate [Line Items]
Lease termination fee								$ (1,381,767)
Rent payments per month								$ 65,000
Tenant-in-common | Real Estate Investment
Real Estate [Line Items]
Ownership (as a percent)	72.70%										72.70%		72.70%					72.70%	72.70%		72.70%
REIT I
Real Estate [Line Items]
Number of real estate properties acquired | property	14									20	14		14					14	14		14	20
Retail
Real Estate [Line Items]
Number of real estate properties | property	11										12		11					12	11		11
Disposal group, including discontinued operation, consideration												$ 13,714,188
Number of properties classified as real estate held for sale | property	4									3			3	2	3						(8)
Number of real estate properties sold | lease												3							4
Retail | 24 Hour Fitness
Real Estate [Line Items]
Impairment of real estate investment properties															$ 0	$ 5,664,517				$ 5,664,517	$ 5,664,517
Disposal group, including discontinued operation, consideration		$ 9,052,941
Proceeds from sale of real estate investments		$ 1,324,383
Retail | Rite Aid
Real Estate [Line Items]
Impairment of real estate investment properties															$ 349,457						349,457
Disposal group, including discontinued operation, consideration	$ 7,250,000						$ 7,250,000						$ 7,250,000						$ 7,250,000		7,250,000
Proceeds from sale of real estate investments							$ 3,299,016
Retail | Walgreens Santa Maria and Stockbridge
Real Estate [Line Items]
Aggregate payment of lease incentives																	$ 990,000
Number of operating leases with lease incentives | lease																	2
Retail | Walgreens
Real Estate [Line Items]
Operating leases extension																	10 years
Retail | Walgreens Stockbridge
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration	5,538,462					$ 5,538,462							5,538,462						5,538,462		5,538,462
Proceeds from sale of real estate investments						$ 5,296,356
Operating leases extension																	10 years
Retail | Island Pacific Supermarket
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration	$ 3,155,000				$ 3,155,000								$ 3,155,000						$ 3,155,000		$ 3,155,000
Proceeds from sale of real estate investments					$ 1,124,016
Retail | Chevron Gas Station
Real Estate [Line Items]
Number of properties classified as real estate held for sale | property	2
Retail | Dollar General, Castalia and Lakeside
Real Estate [Line Items]
Number of properties with leases extension | property																2
Retail | REIT I
Real Estate [Line Items]
Number of real estate properties acquired | property										5												5
Office
Real Estate [Line Items]
Number of real estate properties | property	14										14		14					14	14		14
Office | REIT I
Real Estate [Line Items]
Number of real estate properties acquired | property										4												4
Industrial
Real Estate [Line Items]
Number of real estate properties | property	11										12		11					12	11		11
Number of properties classified as real estate held for sale | property															1						(1)
Number of real estate properties sold | lease																			1
Industrial | Dana
Real Estate [Line Items]
Impairment of real estate investment properties															$ 0					2,184,395	$ 2,184,395
Industrial | Rite Aid
Real Estate [Line Items]
Impairment of real estate investment properties															349,457					349,457
Industrial | Dinan Cars
Real Estate [Line Items]
Impairment of real estate investment properties															$ 0					$ 1,308,156	1,308,156
Disposal group, including discontinued operation, consideration	$ 6,100,000			$ 6,100,000									$ 6,100,000						$ 6,100,000		$ 6,100,000
Proceeds from sale of real estate investments				$ 3,811,580
Industrial | REIT I
Real Estate [Line Items]
Number of real estate properties acquired | property										5												5
Land
Real Estate [Line Items]
Number of real estate properties | property	1												1						1		1